Short-Term Borrowings (Narrative) (Details) $ in Millions	Aug. 31, 2021 CAD ($)
Accounts Receivable Securitization [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Trade receivables	$ 200